CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 31,855	$ (302,418)	$ (19,339)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	29,548	20,968	13,609
Amortization of intangible assets	144	731	3,335
Stock-based compensation	19,358	16,607	13,402
Provision for allowance for doubtful accounts	3,869	2,530	1,239
Deferred income taxes	(3,515)	(929)	(706)
Loss (earnings) from equity investments, net	10,730	(1,466)	(12,604)
Gain on sale of investments	(55,563)
Investment impairment	18,498	281,548	128,554
Goodwill impairment		68,891
Foreign exchange gains	(14)	(2,979)
Gain on disposal of property and equipment	(254)	(64)	(47)
Changes in assets and liabilities:
Accounts receivable	(26,222)	(19,819)	(13,390)
Prepaid expenses and other current assets	(6,940)	(7,600)	442
Other assets	3,555	(6,348)	3,211
Accounts payable	32	(109)	(128)
Accrued liabilities	25,223	36,786	11,768
Income taxes payable	(1,290)	(2,990)	2,024
Deferred revenues	(16,400)	(16,815)	(14,775)
Net cash provided by operating activities	32,614	66,524	116,595
Cash flows from investing activities:
Purchases of short-term investments	(1,219,910)	(631,718)	(558,165)
Maturities of short-term investments	871,378	719,867	399,018
Purchases of property and equipment	(53,235)	(54,913)	(20,892)
Investments and prepayments on equity investments	(45,180)	(251,450)	(55,871)
Proceeds from disposal of CRIC	85,472
Proceeds from disposal of Tudou	9,528
Net cash used in investing activities	(351,947)	(218,214)	(235,910)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to stock plans	4,405	6,191	12,497
Proceeds from non-controlling interest in subsidiaries	91	5,702
Other financing activities	(200)	1,641	(520)
Net cash provided by financing activities	4,296	13,534	11,977
Effect of exchange rate change on cash and cash equivalents	883	8,517	4,534
Net decrease in cash and cash equivalents	(314,154)	(129,639)	(102,804)
Cash and cash equivalents at the beginning of the year	513,980	643,619	746,423
Cash and cash equivalents at the end of the year	199,826	513,980	643,619
Supplemental disclosures:
Cash paid for income taxes	(7,707)	(9,093)	(7,108)
Conversion of convertible bonds into ordinary shares	2,000	96,798
Exchanges of equity investments in Tudou and CRIC for the investments in Tudou Youku and E-house, respectively	$ 258,094